Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Percentage of net profit royalty be paid	4.00%	4.00%
Annual advance payment for mining lease	$ 120,000	$ 120,000
Total payments due under the mining lease capped	7,600,000	7,600,000
Total payments made under the mining lease	2,600,000	2,500,000
Transaction bonus plan to be paid	$ 0	$ 5,800,000